COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2019
COMMITMENTS
Schedule of components of lease expense

	Three months ended	Six Months Ended
	June 30, 2019	June 30, 2019

Operating lease cost	$81,696	$154,969
Variable lease cost	21,031	36,879
Total lease cost	$102,727	$191,848

Schedule of supplemental balance sheet information related to leases

June 30, 2019

Right of use assets, net	$424,868
Current Lease obligations	162,756
Non-current Lease obligations	267,188
Total lease liabilities	$429,944

Schedule of maturities of operating leases

For the Years Ending December 31,	Amount
Remaining 2019	94,103
2020	191,555
2021	165,574
2022	22,708
Total	$473,940

Schedule of maturities of finance leases

For the Years Ending December 31,	Amount
Remaining 2019	11,928
2020	23,856
2021	11,929
Total	$47,713
Less: Amount representing interest	$3,579
Present Value of Minimum Lease Payments	$44,134